Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2010
Document and Entity Information
Document period end date	2010-06-30
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	No
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	296,478,496
Entity public float	$ 10,466,748,500
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Net revenue:
Dialysis Care Revenue	$ 2,224,321	$ 2,054,104	$ 4,395,105	$ 3,977,425
Dialysis Products Revenue	721,878	709,465	1,433,223	1,345,954
Net revenue	2,946,199	2,763,569	5,828,328	5,323,379
Costs of revenue:
Dialysis Care Cost of Revenue	1,554,649	1,474,043	3,096,330	2,870,850
Dialysis Products Cost of Revenue	379,942	357,814	756,098	658,512
Cost of revenues	1,934,591	1,831,857	3,852,428	3,529,362
Gross profit	1,011,608	931,712	1,975,900	1,794,017
Operating expenses:
Selling, general and administrative	525,557	495,119	1,043,271	938,686
Research and development	21,373	18,956	44,462	41,852
Operating income	464,678	417,637	888,167	813,479
Other (income) expense:
Interest income	(8,244)	(7,899)	(14,083)	(12,173)
Interest expense	76,468	83,133	149,732	161,697
Income before income taxes	396,454	342,403	752,518	663,955
Income tax expense	129,075	103,369	256,603	213,749
Net Income	267,379	239,034	495,915	450,206
Less: Net Income attributable to Noncontrolling interests	19,110	17,921	36,530	30,987
Net Income attributable to the Company	$ 248,269	$ 221,113	$ 459,385	$ 419,219
Basic income per ordinary share	$ 0.83	$ 0.74	$ 1.53	$ 1.41
Fully diluted income per ordinary share	$ 0.82	$ 0.74	$ 1.52	$ 1.41

Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Consolidated Statements of Comprehensive Income
Net Income	$ 267,379,000	$ 239,034,000	$ 495,915,000	$ 450,206,000
Gain (loss) related to cash flow hedges	(55,489,000)	15,785,000	(72,951,000)	15,846,000
Actuarial gains (losses) on defined benefit pension plans	1,220,000	1,218,000	2,410,000	2,436,000
Foreign currency translation	(184,969,000)	113,274,000	(309,906,000)	28,261,000
Income tax (expense) benefit related to components of other comprehensive income	14,271,000	(7,636,000)	19,152,000	(8,718,000)
Other comprehensive income (loss), net of tax	(224,967,000)	122,641,000	(361,295,000)	37,825,000
Total Comprehensive income	42,412,000	361,675,000	134,620,000	488,031,000
Comprehensive income attributable to Noncontrolling interests	19,325,000	19,807,000	35,630,000	31,894,000
Comprehensive income attributable to the Company	$ 23,087,000	$ 341,868,000	$ 98,990,000	$ 456,137,000

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 572,851	$ 301,225
Trade accounts receivable less allowance for doubtful accounts of $274,299 in 2010 and $266,449 in 2009	2,259,355	2,285,909
Accounts receivable from related parties	109,799	272,886
Inventories	810,016	821,654
Prepaid expenses and other current assets	888,388	729,306
Deferred tax asset, current	311,434	316,820
Total current assets	4,951,843	4,727,800
Property, plant and equipment, net	2,332,580	2,419,570
Intangible assets	635,078	859,195
Goodwill	7,734,442	7,511,434
Deferred tax asset, non-current	84,305	64,749
Other assets	261,316	238,567
Total assets	15,999,564	15,821,315
Current liabilities:
Accounts payable	362,512	362,407
Accounts payable to related parties	113,351	277,429
Accrued expenses and other current liabilities	1,592,630	1,335,553
Short-term borrowings and other financial liabilities	410,057	316,344
Short-term borrowings from related parties	8,893	10,440
Current portion of long-term debt and capital lease obligations	1,866,410	157,634
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	592,478	0
Income tax payable, current	75,787	116,978
Deferred tax liability, current	24,100	32,930
Total current liabilities	5,046,218	2,609,715
Long-term debt and capital lease obligations, less current portion	2,948,899	4,427,921
Other liabilities	288,210	307,112
Pension liabilities	135,090	147,327
Income tax payable, non-current	215,867	215,921
Deferred tax liability, non-current	435,827	427,530
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries	0	656,096
Total liabilities	9,070,111	8,791,622
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,893,337 issued and outstanding	4,375	4,343
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 295,746,635 issued and outstanding	366,656	365,672
Additional paid-in capital	3,427,806	3,389,111
Retained earnings	3,338,948	3,111,530
Accumulated other comprehensive (loss)	(410,119)	(49,724)
Total Company shareholders' equity	6,727,666	6,820,932
Noncontrolling interests	201,787	208,761
Total equity	6,929,453	7,029,693
Total liabilities and equity	$ 15,999,564	$ 15,821,315

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data	Jun. 30, 2010	Dec. 31, 2009
Consolidated Balance Sheets (Parentheticals)
Trade accounts receivable allowance for doubtful accounts	$ 272,872	$ 266,449
Preferred stock no par value (in Euros)	$ 1
Preferred stock authorized	12,356,880
Preferred stock issued	3,908,683
Preferred stock outstanding	3,908,683
Common stock no par value (in Euros)	$ 1
Common stock authorized	373,436,220
Common stock issued	296,478,496
Common stock outstanding	296,478,496

Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Operating Activities:
Net Income	$ 495,915,000	$ 450,206,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	245,365,000	215,842,000
Change in deferred taxes, net	(747,000)	29,281,000
(Gain) Loss on sale of investments	(1,852,000)	(652,000)
(Gain) Loss on sale of fixed assets	(86,000)	651,000
Stock Option Compensation Expense	13,712,000	14,991,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(94,298,000)	(59,116,000)
Inventories, net	(33,482,000)	(129,724,000)
Prepaid expenses, other current and non-current assets	(87,687,000)	(102,714,000)
Accounts receivable, related parties	128,263,000	(3,361,000)
Accounts payable, related parties	(133,600,000)	301,000
Accounts payable, accrued expenses and other current and non-current liabilities	129,381,000	36,358,000
Income tax payable	(17,421,000)	(14,746,000)
Net cash provided by (used in) operating activities	643,463,000	437,317,000
Investing Activities:
Purchases of property, plant and equipment	(226,635,000)	(253,865,000)
Proceeds from sale of property, plant and equipment	8,582,000	4,321,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(291,247,000)	(81,483,000)
Proceeds from divestitures	7,867,000	50,918,000
Net cash (used in) provided by investing activities	(501,433,000)	(280,109,000)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	1,052,674,000	40,518,000
Repayments of short-term borrowings and other financial liabilities	(1,045,870,000)	(95,179,000)
Proceeds from short-term borrowings from related parties	0	15,994,000
Repayments of short-term borrowings from related parties	0	(17,251,000)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $10,150 in 2010)	828,735,000	589,613,000
Repayments of long-term debt and capital lease obligations	(495,003,000)	(258,034,000)
(Decrease) increase of accounts receivable securitization program	86,000,000	(190,000,000)
Proceeds from exercise of stock options	28,084,000	12,745,000
Payment of dividends	231,967,000	231,940,000
Distributions to Noncontrolling interests	(67,562,000)	(28,174,000)
Contributions from Noncontrolling interests	14,850,000	7,013,000
Net cash provided by (used in) financing activities	169,941,000	(154,695,000)
Effect of exchange rate changes on cash and cash equivalents	(40,345,000)	5,554,000
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	271,626,000	8,067,000
Cash and cash equivalents at beginning of period	301,225,000	221,584,000
Cash and cash equivalents at end of period	$ 572,851,000	$ 229,651,000

Consolidated Statements of Shareholders' Equity (USD $)	Total Company shareholders' equity [Member]	Preferred Stock [Member]	Preferred Stock, No par value [Member]	Common Stock [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interests [Member]	Total
Shareholders equity at Dec. 31, 2008	$ 5,962,282,000		$ 4,240,000		$ 363,076,000	$ 3,293,918,000	$ 2,452,332,000	$ (151,284,000)	$ 160,504,000	$ 6,122,786,000
Shares issued at Dec. 31, 2008		3,810,540		293,932,036
Proceeds from exercise of options and related tax effects	67,284,000		103,000		2,596,000	64,585,000				67,284,000
Shares from exercise of options and related tax effects		73,788		1,814,599
Compensation expense related to stock options	33,746,000					33,746,000				33,746,000
Dividends paid	(231,940,000)						(231,940,000)		(61,499,000)	(293,439,000)
Purchase (sale) of Noncontrolling interests	(3,138,000)					(3,138,000)			25,477,000	22,339,000
Cash contributions from Noncontrolling interests									8,393,000	8,393,000
Comprehensive income (loss)
Net Income	891,138,000						891,138,000		74,082,000	965,220,000
Other comprehensive income (loss), net of tax	101,560,000							101,560,000	1,804,000	103,364,000
Total Comprehensive income	992,698,000								75,886,000	1,068,584,000
Shareholders equity at Dec. 31, 2009	6,820,932,000		4,343,000		365,672,000	3,389,111,000	3,111,530,000	(49,724,000)	208,761,000	7,029,693,000
Shares issued at Dec. 31, 2009		3,884,328		295,746,635
Proceeds from exercise of options and related tax effects	26,866,000		32,000		984,000	25,850,000				26,866,000
Shares from exercise of options and related tax effects		24,355		731,861
Compensation expense related to stock options	13,712,000					13,712,000				13,712,000
Dividends paid	(231,967,000)						(231,967,000)		(58,740,000)	(290,707,000)
Purchase (sale) of Noncontrolling interests	(867,000)					(867,000)			10,123,000	9,256,000
Cash contributions from Noncontrolling interests									6,013,000	6,013,000
Comprehensive income (loss)
Net Income	459,385,000						459,385,000		36,530,000	495,915,000
Other comprehensive income (loss), net of tax	(360,395,000)							(360,395,000)	(900,000)	(361,295,000)
Total Comprehensive income	98,990,000								35,630,000	134,620,000
Shareholders equity at Jun. 30, 2010	$ 6,727,666,000		$ 4,375,000		$ 366,656,000	$ 3,427,806,000	$ 3,338,948,000	$ (410,119,000)	$ 201,787,000	$ 6,929,453,000
Shares issued at Jun. 30, 2010		3,908,683		296,478,496

The Company and Basis of Presentation	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
The Company and Basis of Presentation

1. The Company, Basis of Presentation, Significant Accounting Polices and Health Care Reform

The Company

Fresenius Medical Care AG & Co. KGaA ("FMC-AG & Co. KGaA" or the "Company"), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease ("ESRD"). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also performs clinical laboratory testing and provides inpatient dialysis services and other services under contract to hospitals.

In this Report, "FMC-AG & Co. KGaA," or the "Company," "we," "us" or "our" refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The consolidated financial statements at June 30, 2010 and for the three- and six-month periods ended June 30, 2010 and 2009 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2009 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The results of operations for the three- and six-month periods ended June 30, 2010 are not necessarily indicative of the results of operations for the year ending December 31, 2010.

Summary of Significant Accounting Policies

Cash Equivalents and Short-term Investments

Cash equivalents include highly liquid short-term investments with original maturities of three months or less, readily convertible into known amounts of cash. Investments with original maturities greater than three months and remaining maturities of less than one year are classified as short-term investments. Short-term investments classified as available-for-sale are recorded at fair value with unrealized gains or losses reflected in accumulated other comprehensive income until realized. Short-term investments designated as held-to-maturity securities are recorded at amortized cost. These investments are included in prepaid expenses and other current assets on the balance sheet.

At June 30, 2010, the Company had  $122,710 (€100,000) of held-to-maturity, short-term investments. These investments are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these investments.

United States Health Care Reform

The Patient Protection and Affordable Care Act was enacted in the United States on March 23, 2010 and subsequently amended by the Health Care and Educational Affordability Reconciliation Act (as amended, "PPACA"). PPACA will implement broad healthcare system reforms, including (i) provisions to facilitate access to affordable health insurance for all Americans, (ii) expansion of the Medicaid program, (iii) an industry fee on pharmaceutical companies starting in 2011 based on sales of brand name pharmaceuticals to government healthcare programs, (iv) a 2.3% excise tax on manufacturers' medical device sales starting in 2013, (v) increases in Medicaid prescription drug rebates effective January 1, 2010, (vi) commercial insurance market reforms that protect consumers, such as bans on lifetime and annual limits, coverage of pre-existing conditions, and limits on waiting periods, (vii) provisions encouraging integrated care, efficiency and coordination among providers and (viii) provisions for reduction of healthcare program waste and fraud. PPACA does not modify the dialysis reimbursement provisions of the Medicare Improvements for Patients and Providers Act of 2008. PPACA's medical device excise tax, Medicaid drug rebate increases and annual pharmaceutical industry fees will adversely impact the Company's product business earnings and cash flows. The Company expects modest favorable impact from PPACA's integrated care and commercial insurance consumer protection provisions.

Related Party Transactions	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Related Party Transactions

2. Related Party Transactions

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE, the sole stockholder of its General Partner and its largest shareholder owning approximately 36.0% of the Company's voting shares, and with certain affiliates of Fresenius SE that are not also subsidiaries of the Company (collectively "Fresenius SE"), to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, IT services, tax services and treasury management services. For the six-month periods ended June 30, 2010 and 2009, amounts charged by Fresenius SE to the Company under the terms of these agreements are  $32,099 and  $32,139, respectively. The Company also provides certain services to Fresenius SE, including research and development, central purchasing, patent administration and warehousing. The Company charged  $3,269 and  $9,206 for services rendered to Fresenius SE during the first six months of 2010 and 2009, respectively.

Under operating lease agreements for real estate entered into with Fresenius SE, the Company paid Fresenius SE  $9,689 and  $9,766 during the first six months of 2010 and 2009, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner for the six-month periods ended June 30, 2010 and 2009 was  $4,983 and  $3,619, respectively, for its management services during those six-month periods.

b)       Products

For the six-month periods ended June 30, 2010, and 2009, the Company sold products to Fresenius SE for  $7,184 and  $7,332, respectively. During the six-month periods ended June 30, 2010, and 2009, the Company made purchases from Fresenius SE in the amount of  $22,553 and  $22,303, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Inc., through a group purchasing organization ("GPO"). In September 2008, Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE, acquired 100% of APP Inc. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the six-month periods ended June 30, 2010 and 2009, Fresenius Medical Care Holdings, Inc. ("FMCH") acquired approximately  $15,591 and  $17,421, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE

Throughout the second quarter of 2010, the Company, under its cash pooling agreement, made cash advancements to FSE totaling €161,800 ( $198,545 as of June 30, 2010), at an interest rate of 1.02%. The total amount was due on July 31, 2010. The remaining balance of  $143,178 (€109,900) on July 31, 2010 was extended until August 31, 2010 at an interest rate of 1.09%. On June 30, 2009, under the cash pooling agreement, the Company made a cash advancement of  $25,159 to Fresenius SE at 1.16% interest which was repaid on July 6, 2009.

During the second quarter of 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 ( $109,885 at June 30, 2009) from accounts payable to related parties to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ( $7,052 at June 30, 2010) was outstanding at June 30, 2010 at an interest rate of 6% and will be repaid in 2010.

On August 19, 2009, the Company borrowed €1,500 ( $1,841 as of June 30, 2010) from the General Partner at 1.335%, due on August 19, 2010.

On November 7, 2008, the Company entered into a loan agreement with Fresenius SE whereby it advanced Fresenius SE  $50,000 at 6.45% interest which was due and repaid on April 30, 2009.

Inventories	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Inventories Note

3. Inventories

As of June 30, 2010 and December 31, 2009, inventories consisted of the following:

	June 30, 2010	December 31, 2009
Raw materials and purchased components	$143,424	$154,599
Work in process	63,516	63,683
Finished goods	491,483	481,047
Health care supplies	111,593	122,325
Inventories	$810,016	$821,654

Intangible Assets	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Intangible Assets Note

4. Intangible Assets and Goodwill

On April 1, 2010 the Company received approval from the state of New York to directly own facilities in that state. This direct ownership had previously been prohibited by state law. Due to this prohibition, the Company had historically used a combination of administrative service contracts, stock option agreements, and asset acquisitions to qualify for consolidation of such facilities under guidance originally issued as Emerging Issues Task Force 97-2, Application of FASB Statement No. 94 and APB Opinion No. 16 to Physicians Practice Management Entities and Certain Other Entities with Contractual Management Arrangements which is now included within FASB Accounting Standards Codification Topic 810-10, Consolidation: Overall. In such qualifying transactions, a portion of the purchase price was allocated to identifiable intangible assets with the remainder classified as an "Administrative Services Agreement" intangible asset that was treated as an equivalent to goodwill and was shown on our Balance Sheet at December 31, 2009, under the category Management Contracts within Intangible Assets. With the regulatory approval, the Company obtained the full ownership of these facilities and reclassified the  $214,706 of Administrative Services Agreement intangible asset to goodwill within our North America segment, effective April 1, 2010, to be consistent with other clinic acquisitions where the Company obtained control via legal ownership.

Short-Term Borrowings And Short-Term Borrowings from Related Parties	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of June 30, 2010 and December 31, 2009, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2010	December 31, 2009
Borrowings under lines of credit	$101,373	$95,720
Accounts receivable facility	300,000	214,000
Other financial liabilities	8,684	6,624
Short-term borrowings and other financial liabilities	410,057	316,344
Short-term borrowings from related parties (see Note 2.c.)	8,893	10,440
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$418,950	$326,784

Long-term Debt And Capital Lease Obligations	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Long-term Debt and Capital Lease Obligations

6. Long-term Debt and Capital Lease Obligations

As of June 30, 2010 and December 31, 2009, long-term debt and capital lease obligations consisted of the following:

	June 30, 2010	December 31, 2009

2006 Senior Credit Agreement	$3,375,326	$3,522,040
6 7/8% Senior Notes	493,788	493,344
5.50% Senior Notes	302,938	-
Euro Notes	245,420	288,120
EIB Agreements	336,412	213,460
Capital lease obligations	15,461	17,600
Other	45,964	50,991
	4,815,309	4,585,555
Less current maturities	(1,866,410)	(157,634)
	$2,948,899	$4,427,921

2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the 2006 Senior Credit Agreement at June 30, 2010 and December 31, 2009:

	Maximum Amount Available		Balance Outstanding

	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009

Revolving Credit	$1,000,000	$1,000,000	$514,933	$594,714
Term Loan A	1,314,557	1,373,418	1,314,557	1,373,418
Term Loan B	1,545,836	1,553,908	1,545,836	1,553,908
	$3,860,393	$3,927,326	$3,375,326	$3,522,040

In addition, at June 30, 2010 and December 31, 2009, the Company had letters of credit outstanding in the amount of  $121,518 and  $97,287, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Earnings Per Share	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Earnings Per Share

7. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and six-month periods ended June 30, 2010 and 2009:

	For the three months ended June 30,		For the six months ended June 30,

	2010	2009	2010	2009
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$248,269	$221,113	$459,385	$419,219
less:
Dividend preference on Preference shares	25	26	51	50
Income available to all classes of shares	$248,244	$221,087	$459,334	$419,169

Denominators:
Weighted average number of:
Ordinary shares outstanding	296,104,554	294,163,999	295,926,583	294,048,658
Preference shares outstanding	3,899,075	3,827,962	3,894,560	3,819,676
Total weighted average shares outstanding	300,003,629	297,991,961	299,821,143	297,868,334
Potentially dilutive Ordinary shares	1,775,499	-	1,594,139	71,033
Potentially dilutive Preference shares	49,206	65,260	46,919	70,715
Total weighted average Ordinary shares
outstanding assuming dilution	297,880,053	294,163,999	297,520,722	294,119,691
Total weighted average Preference shares
outstanding assuming dilution	3,948,281	3,893,222	3,941,479	3,890,391

Basic income per Ordinary share	$0.83	$0.74	$1.53	$1.41
Plus preference per Preference shares	-	0.01	0.02	0.01
Basic income per Preference share	$0.83	$0.75	$1.55	$1.42

Fully diluted income per Ordinary share	$0.82	$0.74	$1.52	$1.41
Plus preference per Preference shares	0.01	0.01	0.02	0.01
Fully diluted income per Preference share	$0.83	$0.75	$1.54	$1.42

Employee Benefit Plans	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Employee Benefit Plans

8. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. Consistent with predominant practice in Germany, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and six-month periods ended June 30, 2010 and 2009.

	Three months ended June 30,		Six months ended June 30,

	2010	2009	2010	2009
Components of net periodic benefit cost:
Service cost	$1,915	$1,966	$3,965	$3,868
Interest cost	5,521	5,359	11,188	10,644
Expected return on plan assets	(4,366)	(3,965)	(8,732)	(7,930)
Amortization of unrealized losses	1,221	1,218	2,411	2,436
Net periodic benefit costs	$4,291	$4,578	$8,832	$9,018

Commitments and Contingencies	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Commitments and Contingencies

9. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. ("NMC"), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the "Grace Chapter 11 Proceedings") on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the "Settlement Agreement"), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of  $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation ("Sealed Air," formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon confirmation of a plan that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates ("Baxter"), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the alleged patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than  $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of  $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the Court of Appeals for the Federal Circuit. In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original district court order. On September 10, 2009, the Court of Appeals reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Court of Appeals affirmed the district court's decision; however, the Court of Appeals vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds already contributed will remain in escrow until the case is finally concluded. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expire in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents.

A patent infringement action has been pending in Germany between Gambro Industries ("Gambro") on the one side and Fresenius Medical Care Deutschland GmbH ("D-GmbH") and FMC-AG & Co. KGaA on the other side (hereinafter collectively "Fresenius Medical Care"). Gambro herein alleged patent infringements by Fresenius Medical Care concerning a patent on a device for the preparation of medical solutions. The District Court of Mannheim rendered a judgment on June 27, 2008 deciding in favor of Gambro and declaring that Fresenius Medical Care has infringed a patent. Accordingly, the court ordered Fresenius Medical Care to pay compensation (to be determined in a separate court proceeding which was initiated by Gambro; after a first hearing in February 2010, the court ordered in May 2010 that the proceedings are stayed until there is a final court decision on the invalidity of the patent) for alleged infringement and to stop offering the alleged patent infringing technology in its original form in Germany. D-GmbH brought an invalidity action in the Federal German Patent Court ("BPatG") against Gambro's patent. This case is currently pending with the Federal Court of Justice as the court of appeal. Fresenius Medical Care has also filed an appeal against the District Court's verdict. On January 5, 2009, Gambro enforced such verdict provisionally by way of security. However, preceding such enforcement Fresenius Medical Care had already developed design modifications, being an alternative technical solution, and replaced the alleged patent infringing technology in all of the affected devices. In view of the pending appeal against BPatG's verdict and Fresenius Medical Care's appeal against the District Court's verdict, Fresenius Medical Care continues to believe that the alleged patent infringing technology does not infringe any valid patent claims of Gambro. The patent expired in May 2010, meaning that the provisional enforced injunction is no longer effective.

Other Litigation and Potential Exposures

Renal Care Group, Inc. ("RCG") is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately  $23 million in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. The Company appealed the Tennessee District Court's decision to the United States Court of Appeals for the Sixth Circuit and secured a stay of enforcement of the judgment pending appeal. The United States Attorney filed a cross appeal, but also asked the Tennessee District Court for an indicative or supplemental ruling. On June 23, 2010, the Tennessee District Court issued an indicative ruling to the effect that, if the case were remanded to the District Court, it would expect to enter a judgment under the False Claims Act against the Company for approximately  $104 million. The Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On June 25, 2009, FMCH received a subpoena from the U.S. Department of Justice, U.S. Attorney for the District of Massachusetts. The subpoena seeks information relating to the results of certain laboratory tests ordered for patients treated in FMCH's dialysis facilities during the years 2004 through 2009. The Company intends to cooperate fully in the government's investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's ("IRS") disallowance of FMCH's civil settlement payment deductions taken by Fresenius Medical Care Holdings, Inc. ("FMCH") in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

For the tax year 1997, the Company recognized an impairment of one of our subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of its audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authority's decision.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

Following Fresenius Medical Care & Co KGaA's Annual General Meeting of Shareholders ("AGM") on May 7, 2009, two shareholders challenged, on the basis of alleged insufficient disclosure during the AGM, resolutions taken by the shareholders on (i) the approval of the actions of the General Partner and (ii) the approval of the actions of the members of the Supervisory Board. The Company was of the opinion that the challenges were without merit and defended this litigation vigorously. One of the plaintiffs withdrew his legal challenge in March 2010. The remaining plaintiff withdrew her legal challenge in the beginning of May 2010. Hence, the resolutions adopted on approval of the actions of the General Partner and of the Supervisory Board for fiscal year 2008 have become effective and final.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence "whistle blower" actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of "whistle blower" actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees, deliberately or inadvertently, have submitted inadequate or false billings. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of  $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed  $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Financial Instruments

10. Financial Instruments

As a global supplier of dialysis services and products in more than 115 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and also expects in the future generally stable reimbursements for its dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries most severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at June 30, 2010, and December 31, 2009.

	June 30,		December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$572,851	$572,851	$301,225	$301,225
Short-term investments	122,710	122,710	-	-
Accounts Receivable	2,369,154	2,369,154	2,558,795	2,558,795

Liabilities
Accounts payable	475,863	475,863	639,836	639,836
Short-term borrowings	410,057	410,057	316,344	316,344
Short-term borrowings from related parties	8,893	8,893	10,440	10,440
Long term debt, excluding 2006 Senior Credit Agreement, Euro Notes and Senior Notes	397,837	397,837	282,051	282,051
2006 Senior Credit Agreement	3,375,326	3,300,894	3,522,040	3,429,470
Trust Preferred Securities	592,478	612,765	656,096	688,026
Euro Notes	245,420	253,626	288,120	299,621
Senior Notes	796,726	822,512	493,344	498,750

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, as noted in the captions shown in Note 6.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, short-term investments, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes ("economic hedges"). The Company does not use financial instruments for trading purposes.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though its operations are mainly in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of June 30, 2010 the Company had no foreign exchange options.

Changes in the effective portion of fair value of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) ("AOCI") when they qualify for hedge accounting. Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled  $859,555 and  $1,076,217 at June 30, 2010 and December 31, 2009, respectively.

The Company also enters into derivative contracts of forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled  $893,978 and  $750,812 at June 30, 2010 and December 31, 2009, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges. The majority of the interest rate swap agreements effectively convert the major part of payments based on variable interest rates applicable to the Company's 2006 Senior Credit Agreement denominated in U.S. dollars into payments at a fixed interest rate. The remaining interest rate swaps have been entered into in anticipation of future debt issuances.

As of June 30, 2010 and December 31, 2009, the notional amounts of interest rate swaps in place were  $3,175,000 and  $2,400,000, respectively.

Derivative Financial Instruments Valuation

The following table shows the Company's derivatives at June 30, 2010 and December 31, 2009.

	June 30, 2010		December 31, 2009

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	1,755	(118,000)	8,899	(9,251)
Interest rate contracts (Dollar)	-	(68,753)	-	(305)
Interest rate contracts (Yen)	-	(1)	-	-
Non-current
Foreign exchange contracts	18	(1,055)	5,284	(830)
Interest rate contracts (Dollar)	-	(90,074)	-	(105,810)
Interest rate contracts (Yen)	-	-	-	(3)
Total	$1,773	$(277,883)	$14,183	$(116,199)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	2,283	(28,055)	7,696	(6,217)

Non-current
Foreign exchange contracts	8	-	9	-
Total	$2,291	$(28,055)	$7,705	$(6,217)

(1) As of June 30, 2010, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)			(Effective Portion) for the six months ended June 30,
	June 30, 2010	June 30, 2009	(Effective Portion)	2010	2009

Interest rate contracts (Dollar)	$(52,711)	$24,532	Interest income/expense	$-	$(33)
Interest rate contracts (Yen)	1	5	Interest income/expense	-	-
Foreign exchange contracts	(22,130)	(5,159)	Costs of Revenue	1,889	(3,499)

	$(74,840)	$19,378		$1,889	$(3,532)

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2010	2009

Foreign exchange contracts	Selling, general and administrative expense
		$42,864	$(3,795)
	Interest income/expense	(9,247)	(690)

		$33,617	$(4,485)

The Company expects to recognize  $15,413 of losses deferred in accumulated other comprehensive income at June 30, 2010, in earnings during the next twelve months.

As of June 30, 2010, the Company had foreign exchange derivatives with maturities of up to 29 months and interest rate swaps with maturities of up to 26 months.

Business Segment Information	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Business Segment Information

11. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and manufacturing and distribution products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as "International." The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate "corporate costs," which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. In addition, certain acquisitions and intangible assets are not allocated to a segment but are accounted for as "corporate." The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the six-month periods ended June 30, 2010 and 2009 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2010

Net revenue external customers	$2,026,582	$919,524	$2,946,106	$93	$2,946,199
Inter - segment revenue	1,263	22,053	23,316	(23,316)	-
Revenue	2,027,845	941,577	2,969,422	(23,223)	2,946,199
Depreciation and amortization	(71,221)	(47,348)	(118,569)	(2,338)	(120,907)
Operating income	330,209	173,095	503,304	(38,626)	464,678
Capital expenditures, acquisitions and investments	86,955	106,361	193,316	135,086	328,402

Three months ended June 30, 2009

Net revenue external customers	$1,876,347	$887,071	$2,763,418	$151	$2,763,569
Inter - segment revenue	769	21,467	22,236	(22,236)	-
Revenue	1,877,116	908,538	2,785,654	(22,085)	2,763,569
Depreciation and amortization	(64,762)	(43,420)	(108,182)	(2,189)	(110,371)
Operating income	297,495	153,548	451,043	(33,406)	417,637
Capital expenditures, acquisitions and investments	106,149	80,318	186,467	315	186,782

Six months ended June 30, 2010

Net revenue external customers	$3,986,270	$1,841,747	$5,828,017	$311	$5,828,328
Inter - segment revenue	1,828	43,152	44,980	(44,980)	-
Total net revenue	3,988,098	1,884,899	5,872,997	(44,669)	5,828,328
Depreciation and amortization	(142,924)	(97,718)	(240,642)	(4,723)	(245,365)
Operating Income	636,426	324,025	960,451	(72,284)	888,167
Segment assets	11,281,830	3,948,045	15,229,875	769,689	15,999,564
Capital expenditures, acquisitions and investments(1)	179,806	199,144	378,950	138,932	517,882

Six months ended June 30, 2009

Net revenue external customers	$3,650,159	$1,672,914	$5,323,073	$306	$5,323,379
Inter - segment revenue	1,233	38,993	40,226	(40,226)	-
Total net revenue	3,651,392	1,711,907	5,363,299	(39,920)	5,323,379
Depreciation and amortization	(128,455)	(83,173)	(211,628)	(4,214)	(215,842)
Operating Income	569,431	300,335	869,766	(56,287)	813,479
Segment assets	11,051,728	3,913,502	14,965,230	369,845	15,335,075
Capital expenditures, acquisitions and investments(2)	182,600	151,978	334,578	770	335,348

(1) International and Corporate acquisitions exclude $ 8,884 and $ 2,125, respectively, of non-cash acquisitions for 2010.
(2) International acquisitions exclude $ 1,828 of non-cash acquisitions for 2009.

Supplementary Cash Flow Information	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Supplementary Cash Flow Information

12. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Six months ended June 30,
	2010	2009
Supplementary cash flow information:
Cash paid for interest	$143,222	$166,520
Cash paid for income taxes(1)	$261,695	$214,724
Cash inflow for income taxes from stock option exercises	$2,378	$2,386

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(186,560)	$(97,004)
Liabilities assumed	11,303	6,227
Noncontrolling interest	5,741	13,585
Notes assumed in connection with acquisition	11,009	1,828
Cash paid	(158,507)	(75,364)
Less cash acquired	1,678	4,005
Net cash paid for acquisitions	$(156,829)	$(71,359)
(1) Net of tax refund

Supplemental Condensed Combining Information	3 Months Ended
Jun. 30, 2010
Note to Consolidated Financial Statements
Supplemental Condensed Combining Information

13. Supplemental Condensed Combining Information

In June 2001 FMC Trust Finance S.à.r.l. Luxembourg III, a wholly-owned subsidiary of FMC-AG & Co. KGaA, issued euro-denominated and U.S. dollar-denominated senior subordinated debt securities, fully and unconditionally guaranteed, jointly and severally, on a senior subordinated basis, by FMC-AG & Co. KGaA, D-GmbH and FMCH (D-GmbH and FMCH being the "Guarantor Subsidiaries"). The senior subordinated debt securities were issued to Fresenius Medical Care Capital Trust IV and Fresenius Medical Care Capital Trust V, statutory trusts organized under the laws of the State of Delaware, which issued trust preferred securities that were guaranteed by the Company through a series of undertakings by the Company and the Guarantor Subsidiaries, and the Company acquired all of the common securities of the trusts. In December 2004, the Company assumed the obligations of its wholly owned subsidiary as the issuer of the euro-denominated senior subordinated notes held by Capital Trust V.

In addition, FMC Finance III S.A., a wholly-owned subsidiary of the Company, is the obligor on 6⅞% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries and FMC Finance VI S.A., a wholly-owned subsidiary of the Company, is the obligor on 5.50% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries (see Note 6). The financial statements in this report present the financial condition, results of operations and cash flows of the Company, the obligor on the above-mentioned euro-denominated senior subordinated notes, on a consolidated basis as of June 30, 2010 and December 31, 2009 and for the six-month periods ended June 30, 2010 and 2009. The following combining financial information for the Company is as of June 30, 2010 and December 31, 2009 and for the six-month periods ended June 30, 2010 and 2009, segregated between FMC Finance III S.A. and FMC Finance VI S.A. as issuers, the Company, D-GmbH and FMCH as guarantors, and each of the Company's other businesses (the "Non-Guarantor Subsidiaries"). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the six months period ended June 30, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$-	$784,670	$-	$6,181,531	$(1,137,873)	$5,828,328
Cost of revenue	-	-	-	501,977	-	4,477,730	(1,127,279)	3,852,428
Gross profit	-	-	-	282,693	-	1,703,801	(10,594)	1,975,900
Operating expenses (income):
Selling, general and administrative	8	12	63,750	72,357	45,197	869,660	(7,713)	1,043,271
Research and development	-	-	-	30,255	-	14,207	-	44,462
Operating (loss) income	(8)	(12)	(63,750)	180,081	(45,197)	819,934	(2,881)	888,167
Other (income) expense:
Interest, net	(360)	(257)	12,953	1,429	27,293	90,917	3,674	135,649
Other, net	-	-	(573,536)	127,397	(289,983)	-	736,122	-
Income (loss) before income taxes	352	245	496,833	51,255	217,493	729,017	(742,677)	752,518
Income tax expense (benefit)	100	70	37,448	51,352	(28,561)	299,369	(103,175)	256,603
Net Income (loss)	252	175	459,385	(97)	246,054	429,648	(639,502)	495,915
Net Income attributable to Noncontrolling interest	-	-	-	-	-	-	36,530	36,530
Net income (loss) attributable to the group	$252	$175	$459,385	$(97)	$246,054	$429,648	$(676,032)	$459,385

	For the six months period ended June 30, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$700,181	$-	$5,745,585	$(1,122,387)	$5,323,379
Cost of revenue	-	-	458,912	-	4,201,616	(1,131,166)	3,529,362
Gross profit	-	-	241,269	-	1,543,969	8,779	1,794,017
Operating expenses (income):
Selling, general and administrative	11	34,898	86,671	(12,601)	829,429	278	938,686
Research and development	-	-	28,746	-	13,106	-	41,852
Operating (loss) income	(11)	(34,898)	125,852	12,601	701,434	8,501	813,479
Other (income) expense:
Interest, net	(360)	12,995	3,863	30,285	119,064	(16,323)	149,524
Other, net	-	(489,195)	78,971	(250,464)	-	660,688	-
Income (loss) before income taxes	349	441,302	43,018	232,780	582,370	(635,864)	663,955
Income tax expense (benefit)	101	22,083	37,485	(6,967)	224,999	(63,952)	213,749
Net Income (loss)	248	419,219	5,533	239,747	357,371	(571,912)	450,206
Net Income attributable to Noncontrolling interest	-	-	-	-	-	30,987	30,987
Net income (loss) attributable to the group	$248	$419,219	$5,533	$239,747	$357,371	$(602,899)	$419,219

	At June 30, 2010
	Issuer		Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC Finance IV	FMC - AG & Co. KGaA	D-GmbH	FMCH

Current assets:
Cash and cash equivalents	$98	$17	$73,665	$151	$-	$300,375	$198,545	$572,851
Trade accounts receivable, less allowance for doubtful accounts	-	-	-	143,413	-	2,115,942	-	2,259,355
Accounts receivable from related parties	16,183	7,736	2,022,881	593,778	506,212	2,865,293	(5,902,284)	109,799
Inventories	-	-	-	189,986	-	702,715	(82,685)	810,016
Prepaid expenses and other current assets	1	-	243,669	23,583	150	642,992	(22,007)	888,388
Deferred taxes	-	-	12,712	-	-	279,335	19,387	311,434
Total current assets	16,282	7,753	2,352,927	950,911	506,362	6,906,652	(5,789,044)	4,951,843

Property, plant and equipment, net	-	-	318	158,029	-	2,261,383	(87,150)	2,332,580
Intangible assets	-	-	494	43,290	-	591,294	-	635,078
Goodwill	-	-	-	5,503	-	7,728,939	-	7,734,442
Deferred taxes	-	-	14,578	-	-	106,773	(37,046)	84,305
Other assets	493,787	302,938	6,563,903	640,796	9,402,179	(5,742,078)	(11,400,209)	261,316
Total assets	$510,069	$310,691	$8,932,220	$1,798,529	$9,908,541	$11,852,963	$(17,313,449)	$15,999,564

Current liabilities:
Accounts payable	$-	$-	$176	$21,274	$-	$341,062	$-	$362,512
Accounts payable to related parties	79	-	806,251	577,375	1,521,270	2,936,050	(5,727,674)	113,351
Accrued expenses and other current liabilities	15,851	7,516	113,799	103,614	748	1,343,741	7,361	1,592,630
Short-term borrowings	-	-	111	-	-	409,946	-	410,057
Short-term borrowings from related parties	-	-	-	-	-	1,841	7,052	8,893
Current portion of long-term debt and capital lease obligations	-	-	-	-	595,634	1,270,776	-	1,866,410
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	592,478	-	592,478
Income tax payable	45	64	55,687	-	-	25,736	(5,745)	75,787
Deferred taxes	-	-	-	7,390	-	23,172	(6,462)	24,100
Total current liabilities	15,975	7,580	976,024	709,653	2,117,652	6,944,802	(5,725,468)	5,046,218

Long term debt and capital lease obligations, less current portion	493,787	302,938	826,851	-	1,284,691	2,983,701	(2,943,069)	2,948,899
Long term borrowings from related parties	-	-	306,807	189,578	493,787	368,466	(1,358,638)	-
Other liabilities	-	-	90,073	6,628	-	166,821	24,688	288,210
Pension liabilities	-	-	3,829	102,541	-	28,720	-	135,090
Income tax payable	-	-	970	-	-	107,026	107,871	215,867
Deferred taxes	-	-	-	3,064	-	450,907	(18,144)	435,827
Total liabilities	509,762	310,518	2,204,554	1,011,464	3,896,130	11,050,443	(9,912,760)	9,070,111

Total FMC-AG & Co. KGaA shareholders' equity	307	173	6,727,666	787,065	6,012,411	600,733	(7,400,689)	6,727,666
Noncontrolling interest	-	-	-	-	-	201,787	-	201,787
Total equity	307	173	6,727,666	787,065	6,012,411	802,520	(7,400,689)	6,929,453
Total liabilities and equity	$510,069	$310,691	$8,932,220	$1,798,529	$9,908,541	$11,852,963	$(17,313,449)	$15,999,564

	At December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Current assets:
Cash and cash equivalents	$108	$24	$194	$-	$286,205	$14,694	$301,225
Trade accounts receivable, less allowance for doubtful accounts	-	-	158,089	-	2,128,308	(488)	2,285,909
Accounts receivable from related parties	16,543	1,837,748	628,819	539,867	2,600,656	(5,350,747)	272,886
Inventories	-	-	202,837	-	701,429	(82,612)	821,654
Prepaid expenses and other current assets	1	110,117	16,072	50	608,990	(5,924)	729,306
Deferred taxes	-	-	-	-	294,214	22,606	316,820
Total current assets	16,652	1,947,889	1,006,011	539,917	6,619,802	(5,402,471)	4,727,800

Property, plant and equipment, net	-	266	191,445	-	2,322,145	(94,286)	2,419,570
Intangible assets	-	622	50,263	-	808,310	-	859,195
Goodwill	-	-	3,508	-	7,507,926	-	7,511,434
Deferred taxes	-	-	-	-	91,346	(26,597)	64,749
Other assets	493,344	7,001,455	1,193,451	9,142,162	(6,254,725)	(11,337,120)	238,567
Total assets	$509,996	$8,950,232	$2,444,678	$9,682,079	$11,094,804	$(16,860,474)	$15,821,315

Current liabilities:
Accounts payable	$4	$217	$19,131	$-	$343,055	$-	$362,407
Accounts payable to related parties	200	867,147	600,951	1,500,829	2,672,902	(5,364,600)	277,429
Accrued expenses and other current liabilities	15,868	42,304	98,966	791	1,178,644	(1,020)	1,335,553
Short-term borrowings	-	130	-	-	316,214	-	316,344
Short-term borrowings from related parties	-	-	-	-	2,161	8,279	10,440
Current portion of long-term debt and capital lease obligations	-	-	-	133,866	23,768	-	157,634
Income tax payable	30	32,342	-	-	83,958	648	116,978
Deferred taxes	-	2,569	8,692	-	24,288	(2,619)	32,930
Total current liabilities	16,102	944,709	727,740	1,635,486	4,644,990	(5,359,312)	2,609,715

Long term debt and capital lease obligations, less current portion	493,344	1,063,346	-	1,576,242	4,096,766	(2,801,777)	4,427,921
Long term borrowings from related parties	-	4,543	226,936	493,344	430,743	(1,155,566)	-
Other liabilities	-	105,810	7,693	-	170,121	23,488	307,112
Pension liabilities	-	3,702	114,666	-	28,959	-	147,327
Income tax payable	-	1,139	-	-	100,917	113,865	215,921
Deferred taxes	-	6,051	3,110	-	428,448	(10,079)	427,530
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiary	-	-	-	-	656,096	-	656,096
Total liabilities	509,446	2,129,300	1,080,145	3,705,072	10,557,040	(9,189,381)	8,791,622

Total FMC-AG & Co. KGaA shareholders' equity	550	6,820,932	1,364,533	5,977,007	329,003	(7,671,093)	6,820,932
Noncontrolling interests	-	-	-	-	208,761	-	208,761
Total equity	550	6,820,932	1,364,533	5,977,007	537,764	(7,671,093)	7,029,693
Total liabilities and equity	$509,996	$8,950,232	$2,444,678	$9,682,079	$11,094,804	$(16,860,474)	$15,821,315

	For the six months period ended June 30, 2010
	Issuer		Guarantors
	FMC Finance III	FMC Finance VI	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$252	$175	$459,385	$(97)	$246,054	$429,648	$(639,502)	495,915
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity affiliate income	-	-	(307,027)	-	(289,983)	-	597,010	-
Depreciation and amortization	-	-	726	19,048	444	236,173	(11,026)	245,365
Change in deferred taxes, net	-	-	(13,919)	435	-	15,046	(2,309)	(747)
Loss (gain) on sale of fixed assets and investments	-	-	-	3	-	(1,941)	-	(1,938)
Loss (gain) on investments	-	-	-	28	-	-	(28)	-
Compensation expense related to stock options	-	-	13,712	-	-	-	-	13,712
Changes in assets and liabilities, net of amounts from
businesses acquired:
Trade accounts receivable, net	-	-	-	(9,466)	-	(84,832)	-	(94,298)
Inventories	-	-	-	(18,613)	-	(21,876)	7,007	(33,482)
Prepaid expenses and other current and non-current assets	-	1	(126,932)	(9,920)	45,925	(128,782)	132,021	(87,687)
Accounts receivable from / payable to related parties	239	(8,367)	215,521	56,183	18,897	(509,522)	221,712	(5,337)
Accounts payable, accrued expenses and other
current and non-current liabilities	(21)	8,102	(294)	27,060	(43)	89,535	5,042	129,381
Income tax payable	15	69	30,431	-	(28,561)	(21,870)	2,495	(17,421)
Net cash provided by (used in) operating activities	485	(20)	271,603	64,661	(7,267)	1,579	312,422	643,463

Investing Activities:
Purchases of property, plant and equipment	-	-	(199)	(13,920)	-	(225,035)	12,519	(226,635)
Proceeds from sale of property, plant and equipment	-	-	9	603	-	7,970	-	8,582
Disbursement of loans to related parties	-	(327,341)	239,804	89	(149,883)	-	237,331	-
Acquisitions and investments, net of cash acquired,
and net purchases of intangible assets	-	-	(2,759)	(2,129)	-	(157,663)	(128,696)	(291,247)
Proceeds from divestitures	-	-	-	-	-	7,867	-	7,867
Net cash (used in) provided by investing activities	-	(327,341)	236,855	(15,357)	(149,883)	(366,861)	121,154	(501,433)

Financing Activities:
Short-term borrowings, net	-	-	-	(49,319)	-	56,123	-	6,804
Long-term debt and capital lease obligations, net	-	327,341	(146,576)	-	157,150	233,148	(237,331)	333,732
Increase (decrease) of accounts receivable securitization program	-	-	-	-	-	86,000	-	86,000
Proceeds from exercise of stock options	-	-	25,706	-	-	2,378	-	28,084
Dividends paid	(495)	-	(231,967)	-	-	(5,795)	6,290	(231,967)
Capital increase (decrease)	-	-	-	-	-	4,014	(4,014)	-
Distributions to Noncontrolling interest	-	-	-	-	-	(67,562)	-	(67,562)
Contributions from Noncontrolling interest	-	-	-	-	-	14,850	-	14,850
Net cash (used in) provided by financing activities	(495)	327,341	(352,837)	(49,319)	-	323,156	(235,055)	169,941

Effect of exchange rate changes on cash and cash equivalents	-	(4)	(81,980)	(28)	-	41,643	24	(40,345)
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(10)	(24)	73,641	(43)	-	(483)	198,545	271,626
Cash and cash equivalents at beginning of period	108	41	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$98	$17	$73,665	$151	$-	$300,416	$198,545	572,851

	For the six months period ended June 30, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$248	$419,219	$5,533	$239,747	$357,371	$(571,912)	$450,206
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Equity affiliate income	-	(293,748)	-	(250,464)	-	544,212	-
Depreciation and amortization	-	698	17,226	444	207,527	(10,053)	215,842
Change in deferred taxes, net	-	25,251	3,793	-	(5,568)	5,805	29,281
Loss (gain) on sale of fixed assets and investments	-	-	209	-	(210)	-	(1)
Compensation expense related to stock options	-	14,991	-	-	-	-	14,991

Changes in assets and liabilities, net of amounts from
businesses acquired:
Trade accounts receivable, net	-	-	(12,572)	-	(46,544)	-	(59,116)
Inventories	-	-	(42,002)	-	(76,385)	(11,337)	(129,724)
Prepaid expenses and other current and non-current assets	-	(12,035)	(10,018)	(11,995)	(65,709)	(2,957)	(102,714)
Accounts receivable from / payable to related parties	169	(170,845)	(13,494)	22,232	55,369	103,509	(3,060)
Accounts payable, accrued expenses and other
current and non-current liabilities	(18)	18,849	17,692	(801)	(2,843)	3,479	36,358
Income tax payable	59	(30,687)	-	(6,967)	22,946	(97)	(14,746)
Net cash provided by (used in) operating activities	458	(28,307)	(33,633)	(7,804)	445,954	60,649	437,317

Investing Activities:
Purchases of property, plant and equipment	-	(68)	(25,546)	-	(240,416)	12,165	(253,865)
Proceeds from sale of property, plant and equipment	-	-	218	-	4,103	-	4,321
Disbursement of loans to related parties	-	2,884	84	(96,960)	-	93,992	-
Acquisitions and investments, net of cash acquired,
and net purchases of intangible assets	-	(10,572)	(523)	-	(80,723)	10,335	(81,483)
Proceeds from divestitures	-	12,786	-	-	918	37,214	50,918
Net cash provided by (used in) investing activities	-	5,030	(25,767)	(96,960)	(316,118)	153,706	(280,109)

Financing Activities:
Short-term borrowings, net	-	(53,191)	59,400	-	41,492	(103,619)	(55,918)
Long-term debt and capital lease obligations, net	-	291,705	-	104,764	29,102	(93,992)	331,579
(Decrease) increase of accounts receivable securitization program	-	-	-	-	(190,000)	-	(190,000)
Proceeds from exercise of stock options	-	10,359	-	-	2,386	-	12,745
Dividends paid	(443)	(231,940)	-	-	(4,852)	5,295	(231,940)
Capital (decrease) increase	-	-	-	-	(2,451)	2,451	-
Distributions to Noncontrolling interest	-	-	-	-	(28,174)	-	(28,174)
Contributions from Noncontrolling interest	-	-	-	-	7,013	-	7,013
Net cash (used in) provided by financing activities	(443)	16,933	59,400	104,764	(145,484)	(189,865)	(154,695)

Effect of exchange rate changes on cash and cash equivalents	-	6,344	1	-	(2,250)	1,459	5,554
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	15	-	1	-	(17,898)	25,949	8,067
Cash and cash equivalents at beginning of period	23	-	44	-	221,517	-	221,584
Cash and cash equivalents at end of period	$38	$-	$45	$-	$203,619	$25,949	$229,651